Segmental analysis - Notable items (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025
Revenue
Disposals, wind-downs, acquisitions and related costs				$ (1,642)	$ (1,343)	$ 1,298
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				(1,104)	0	0
Fair value movements on financial instruments				0	0	14
Disposal losses on Markets Treasury repositioning				0	0	977
Early redemption of legacy securities				0	(237)	0
Operating expenses
Disposals, wind-downs, acquisitions and related costs				(502)	(199)	(321)
Restructuring and other related costs				(1,030)	(34)	136
Legal provision				(1,432)	0	0
Impairment of interests in associates	[1]			(1,000)	0	(3,000)
Gain/(loss) on disposal of operations	[2]			(47)	(1,752)	(61)
Gain recognised in bargain purchase transaction	[3]			0	0	1,591
Other provisions				3,441	1,724	1,741
Retained home and other loan portfolio
Operating expenses
Gains (losses) on hedges of net investments in foreign operations, before tax				(1,500)
Legal proceedings and regulatory matters
Operating expenses
Other provisions				1,662	295	380
HSBC Bank plc | Legal proceedings and regulatory matters | Historical Trading Activities
Operating expenses
Other provisions				300
Herald Fund SPC | HSBC Securities Services (Luxembourg) S.A. | Legal proceedings and regulatory matters
Operating expenses
Other provisions				1,100			$ 1,100
France retail banking busines | Hedges of net investment in foreign operations
Operating expenses
Gain/(loss) on disposal of operations				100	100
Argentina business
Operating expenses
Gain/(loss) on disposal of operations					(1,000)
Foreign exchange and other reserves reclassified					(5,200)
Argentina business | Hedges of net investment in foreign operations
Operating expenses
Gain/(loss) on disposal of operations				100
Banking business in Canada
Revenue
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax					400
Operating expenses
Gain/(loss) on disposal of operations					4,800
Banking business in Canada | Hedges of net investment in foreign operations
Operating expenses
Gain/(loss) on disposal of operations					300	300
Bank Of Communications Co., Limited
Revenue
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				1,100
Operating expenses
Impairment loss recognised in profit or loss		$ 4,139	$ 2,917	1,000	$ 0	$ 3,000
Silicon Valley Bank UK Limited
Operating expenses
Gain recognised in bargain purchase transaction				$ 1,600

[1]	In 2025, the amounts include recycling of cumulative fair value losses of $1.5bn relating to the French retained portfolio of home and certain other loans following the completion of its sale to a consortium comprising Rothesay Life plc and CCF and a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 18 on pages 345 to 348.

[2]	In 2024, the amount includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $0.3bn gain on the foreign exchange hedging (see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France.

[3]	Gain recognised in respect of the acquisition of SVB UK.